Employee Benefits - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) bond	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jan. 01, 2020 EUR (€)
Disclosure of information about defined benefit plans [abstract]
Defined contribution plan expense	€ 876	€ 774	€ 923
Current provisions	61	313
Provisions for employee benefits	€ 782	€ 864
Population Description	Permanent staff
Retirement age | bond	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table (1)
Probability of continued presence in the company at retirement age	On the basis of the DARES table
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	3.25%	0.87%
Increase in net defined benefit liability (asset) resulting from current service cost	€ 169	€ 154
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	8	5
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	(258)	(216)
Increase (decrease) in net defined benefit liability (asset) resulting from service paid to employees	0	0
Net defined benefit liability (asset)	€ 782	€ 864		€ 922
Changes in assumptions/discount rate (as a percent)	0.25%
Impact/present value of the undertaking	€ (23)
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Impact/present value of the undertaking	€ 24
Within 1 Year
Disclosure of defined benefit plans [line items]
Salary growth rate (as a percent)	3.00%	3.00%
Beyond
Disclosure of defined benefit plans [line items]
Salary growth rate (as a percent)	3.00%	3.00%
2023
Disclosure of defined benefit plans [line items]
Benefits paid or payable	€ 0
2024
Disclosure of defined benefit plans [line items]
Benefits paid or payable	0
2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	37
2026
Disclosure of defined benefit plans [line items]
Benefits paid or payable	21
2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	78
Years 2028 and thereafter
Disclosure of defined benefit plans [line items]
Benefits paid or payable	€ 646